Investments in Joint Ventures and Associates - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in associates and joint ventures [line items]
Dividends received from joint ventures, classified as investing activities	£ 4	£ 64	£ 117
Penguin Random House [member]
Investments in associates and joint ventures [line items]
Proportion of sales of voting power held in associate	25.00%
Dividends received from joint ventures, classified as investing activities	£ 1	£ 64